Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000241248 [Member]
Shareholder Report [Line Items]
Fund Name	Euclidean Fundamental Value ETF
Class Name	Euclidean Fundamental Value ETF
Trading Symbol	ECML
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]
This semi-annual shareholder report contains important information about the StockSnips AI-Powered Sentiment US All Cap ETF (the “Fund”) for the period of April 11, 2024 to July 31, 2024 (the “Period”).

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	www.euclideanetf.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 183,451,335
Holdings Count | holding	68
Advisory Fees Paid, Amount	$ 847,749
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$183,451,335	Advisory Fees	$847,749
# of Portfolio Holdings	68	Portfolio Turnover Rate*	10%
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Consumer Discretionary	30.9%
Energy	20.6%
Industrials	20.1%
Consumer Staples	10.8%
Materials	8.9%
Information Technology	4.1%
Communication Services	1.7%
Health Care	1.3%
Real Estate	1.3%
Cash & Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Green Brick Partners, Inc.	2.2%
Toll Brothers, Inc.	2.0%
PulteGroup, Inc.	1.9%
NVR, Inc.	1.9%
Mueller Industries, Inc.	1.9%
KB Home	1.9%
Allison Transmission Holdings, Inc.	1.9%
Heidrick & Struggles International, Inc.	1.9%
Taylor Morrison Home Corp.	1.8%
Group 1 Automotive, Inc.	1.8%